Guarantor and Non-Guarantor Financial Information - Condensed Supplemental Consolidating Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net cash provided by (used in) operating activities - continuing operations	$ 263.9	$ 472.1	$ 465.7
Net cash provided by operating activities - discontinued operations	43.8	33.7	40.3
Net cash provided by operating activities	307.7	505.8	506.0
Cash flows from investing activities:
Additions to property, plant, and equipment	(122.7)	(155.0)	(135.5)
Additions to intangible assets	(24.1)	(22.4)	(26.1)
Intercompany transfer	0.0	0.0	0.0
Other	7.5	35.0	(1.2)
Proceeds from sale of fixed assets	4.8	5.7	8.4
Proceeds from sale of business unit	0.0	30.8	18.8
Net cash used in investing activities - continuing operations	(139.3)	(142.4)	(135.6)
Net cash provided by (used in) investing activities - discontinued operations	71.2	(18.5)	(24.2)
Net cash used in investing activities	(68.1)	(160.9)	(159.8)
Cash flows from financing activities:
Net (repayment) borrowing of debt	(201.9)	(256.3)	(254.8)
Intercompany transfer	0.0	0.0	0.0
Repurchases of common stock	0.0	(54.6)	(28.7)
Receipts related to stock-based award activities	0.7	4.7	12.1
Payments related to stock-based award activities	(5.7)	(8.4)	(6.9)
Other		3.6
Net cash used in financing activities - continuing operations	(206.9)	(311.0)	(278.3)
Net cash provided by (used in) financing activities - discontinued operations	0.0	0.0	0.0
Net cash used in financing activities	(206.9)	(311.0)	(278.3)
Effect of exchange rate changes on cash and cash equivalents	5.3	(2.4)	2.8
Net increase in cash and cash equivalents	38.0	31.5	70.7
Cash and cash equivalents, beginning of year	164.3	132.8	62.1
Cash and cash equivalents, end of year	202.3	164.3	132.8
Eliminations
Cash flows from operating activities:
Net cash provided by (used in) operating activities - continuing operations	43.3	(254.0)	(426.9)
Net cash provided by operating activities - discontinued operations	0.0	0.0	0.0
Net cash provided by operating activities	43.3	(254.0)	(426.9)
Cash flows from investing activities:
Additions to property, plant, and equipment	0.0	0.0	0.0
Additions to intangible assets	0.0	0.0	0.0
Intercompany transfer	1,282.0	172.7	37.3
Other	0.0	0.0	0.0
Proceeds from sale of fixed assets			0.0
Proceeds from sale of business unit			0.0
Net cash used in investing activities - continuing operations	1,282.0	172.7	37.3
Net cash provided by (used in) investing activities - discontinued operations	0.0	0.0	0.0
Net cash used in investing activities	1,282.0	172.7	37.3
Cash flows from financing activities:
Net (repayment) borrowing of debt	0.0	0.0	0.0
Intercompany transfer	(1,325.3)	81.3	389.6
Repurchases of common stock		0.0	0.0
Receipts related to stock-based award activities	0.0	0.0	0.0
Payments related to stock-based award activities	0.0	0.0	0.0
Other		0.0
Net cash used in financing activities - continuing operations	(1,325.3)	81.3	389.6
Net cash provided by (used in) financing activities - discontinued operations	0.0	0.0	0.0
Net cash used in financing activities	(1,325.3)	81.3	389.6
Effect of exchange rate changes on cash and cash equivalents	0.0	0.0	0.0
Net increase in cash and cash equivalents	0.0	0.0	0.0
Cash and cash equivalents, beginning of year	0.0	0.0	0.0
Cash and cash equivalents, end of year	0.0	0.0	0.0
Parent Company
Cash flows from operating activities:
Net cash provided by (used in) operating activities - continuing operations	(398.0)	132.8	(146.8)
Net cash provided by operating activities - discontinued operations	(17.9)	(10.0)	(2.7)
Net cash provided by operating activities	(415.9)	122.8	(149.5)
Cash flows from investing activities:
Additions to property, plant, and equipment	(0.4)	(14.2)	(4.2)
Additions to intangible assets	(24.0)	(21.8)	(25.5)
Intercompany transfer	(325.7)	52.3	403.4
Other	(6.4)	0.0	0.0
Proceeds from sale of fixed assets			0.0
Proceeds from sale of business unit			0.0
Net cash used in investing activities - continuing operations	(356.5)	16.3	373.7
Net cash provided by (used in) investing activities - discontinued operations	0.0	0.0	0.0
Net cash used in investing activities	(356.5)	16.3	373.7
Cash flows from financing activities:
Net (repayment) borrowing of debt	(198.9)	(254.8)	(252.2)
Intercompany transfer	1,023.4	168.7	134.7
Repurchases of common stock		(54.6)	(28.7)
Receipts related to stock-based award activities	0.7	4.7	12.1
Payments related to stock-based award activities	(5.7)	(8.4)	(6.9)
Other		0.0
Net cash used in financing activities - continuing operations	819.5	(144.4)	(141.0)
Net cash provided by (used in) financing activities - discontinued operations	0.0	0.0	0.0
Net cash used in financing activities	819.5	(144.4)	(141.0)
Effect of exchange rate changes on cash and cash equivalents	4.6	0.0	0.0
Net increase in cash and cash equivalents	51.7	(5.3)	83.2
Cash and cash equivalents, beginning of year	77.9	83.2	0.0
Cash and cash equivalents, end of year	129.6	77.9	83.2
Guarantor Subsidiaries
Cash flows from operating activities:
Net cash provided by (used in) operating activities - continuing operations	554.9	522.5	1,005.5
Net cash provided by operating activities - discontinued operations	58.3	37.4	41.6
Net cash provided by operating activities	613.2	559.9	1,047.1
Cash flows from investing activities:
Additions to property, plant, and equipment	(108.1)	(122.7)	(113.2)
Additions to intangible assets	(0.1)	(0.5)	(0.5)
Intercompany transfer	(942.7)	(209.9)	(402.0)
Other	(27.4)	36.3	0.0
Proceeds from sale of fixed assets			8.3
Proceeds from sale of business unit			18.5
Net cash used in investing activities - continuing operations	(1,078.3)	(296.8)	(488.9)
Net cash provided by (used in) investing activities - discontinued operations	71.2	(18.5)	(24.2)
Net cash used in investing activities	(1,007.1)	(315.3)	(513.1)
Cash flows from financing activities:
Net (repayment) borrowing of debt	(2.4)	(1.5)	(2.5)
Intercompany transfer	396.3	(246.9)	(531.5)
Repurchases of common stock		0.0	0.0
Receipts related to stock-based award activities	0.0	0.0	0.0
Payments related to stock-based award activities	0.0	0.0	0.0
Other		3.6
Net cash used in financing activities - continuing operations	393.9	(244.8)	(534.0)
Net cash provided by (used in) financing activities - discontinued operations	0.0	0.0	0.0
Net cash used in financing activities	393.9	(244.8)	(534.0)
Effect of exchange rate changes on cash and cash equivalents	0.0	0.0	0.0
Net increase in cash and cash equivalents	0.0	(0.2)	0.0
Cash and cash equivalents, beginning of year	0.0	0.2	0.2
Cash and cash equivalents, end of year	0.0	0.0	0.2
Non-Guarantor Subsidiaries
Cash flows from operating activities:
Net cash provided by (used in) operating activities - continuing operations	63.7	70.8	33.9
Net cash provided by operating activities - discontinued operations	3.4	6.3	1.4
Net cash provided by operating activities	67.1	77.1	35.3
Cash flows from investing activities:
Additions to property, plant, and equipment	(14.2)	(18.1)	(18.1)
Additions to intangible assets	0.0	(0.1)	(0.1)
Intercompany transfer	(13.6)	(15.1)	(38.7)
Other	41.3	(1.3)	(1.2)
Proceeds from sale of fixed assets			0.1
Proceeds from sale of business unit			0.3
Net cash used in investing activities - continuing operations	13.5	(34.6)	(57.7)
Net cash provided by (used in) investing activities - discontinued operations	0.0	0.0	0.0
Net cash used in investing activities	13.5	(34.6)	(57.7)
Cash flows from financing activities:
Net (repayment) borrowing of debt	(0.6)	0.0	(0.1)
Intercompany transfer	(94.4)	(3.1)	7.2
Repurchases of common stock		0.0	0.0
Receipts related to stock-based award activities	0.0	0.0	0.0
Payments related to stock-based award activities	0.0	0.0	0.0
Other		0.0
Net cash used in financing activities - continuing operations	(95.0)	(3.1)	7.1
Net cash provided by (used in) financing activities - discontinued operations	0.0	0.0	0.0
Net cash used in financing activities	(95.0)	(3.1)	7.1
Effect of exchange rate changes on cash and cash equivalents	0.7	(2.4)	2.8
Net increase in cash and cash equivalents	(13.7)	37.0	(12.5)
Cash and cash equivalents, beginning of year	86.4	49.4	61.9
Cash and cash equivalents, end of year	$ 72.7	$ 86.4	$ 49.4